EARNINGS/(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Result attributable to equity owners of the Company
Atento's Profit/(loss) attributable to equity owners of the parent (in thousands of U.S. dollars)	$ (92,951)	$ (46,880)	$ (81,306)
Weigthed average number of ordinary shares	14,062,191	14,082,904	14,446,297
Basic earnings (loss) per share from continuing operations	$ (6.61)	$ (3.33)	$ (5.63)
Adjusted weighted average number of ordinary shares outstanding	14,082,904,000	14,446,297,000
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars)	$ (6.61)	$ (3.33)	$ (5.63)
Potential ordinary shares relating to stock option plan oustanding		1,729,548